Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Actuarial gain from changes in financial assumptions	₩ (258,194)	₩ (2,979)
Experience adjustments	(87,561)	87,364
Expected return	8,457	390
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ (337,298)	₩ 84,775